As filed with the Securities and Exchange Commission on April 28, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07881

Brazos Mutual Funds
(Exact name of registrant as specified in charter)

5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Address of principal executive offices) (Zip code)

Wayne Willems
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Name and address of agent for service)

(214)-365-5200
Registrant's telephone number, including area code

Date of fiscal year end: 11/30/05

Date of reporting period: 02/28/05

Item 1. Schedule of Investments.

BRAZOS MUTUAL FUNDS - GROWTH PORTFOLIO
Portfolio of Investments (Unaudited)		February 28, 2005

Security Description	Shares		Value

COMMON STOCKS - 99.9%

Basic Resources (non-energy) - 11.1%
Georgia Gulf Corporation	24,800		$ 1,309,688
Lyondell Chemical Company	42,800		1,448,780
NOVA Chemicals Corporation f	27,100		1,357,710
Terra Industries, Inc. *	208,500		1,705,530
Westlake Chemical Corporation	41,200		1,428,816
			7,250,524
Business Services - 6.2%
Euronet Worldwide, Inc. *	62,400		1,616,784
Portfolio Recovery Associates, Inc. *	35,000		1,320,900
The Corporate Executive Board Company	18,100		1,132,155
			4,069,839
Consumer Merchandising - 0.0%
Celebrate Express, Inc. *	300		5,700
Consumer Services - 7.9%
Bright Horizons Family Solutions, Inc. *	18,800		1,294,944
Corinthian Colleges, Inc. *	64,500		1,115,205
ITT Educational Services, Inc. *	25,900		1,261,071
MGM Mirage *	20,300		1,505,651
			5,176,871
Defense - 9.5%
American Science and Engineering, Inc. *	23,700		1,057,968
Engineered Support Systems, Inc.	10,800		597,024
FLIR Systems, Inc. *	29,800		931,250
L-3 Communications Holdings, Inc.	15,300		1,103,130
SI International, Inc. *	43,700		1,111,291
United Defense Industries, Inc.	25,100		1,373,472
			6,174,135
Electronic Components - 1.6%
Microsemi Corporation *	62,500		1,016,250
Electronic Technology - 8.7%
Extreme Networks, Inc. *	184,000		1,070,880
Ixia *	97,000		1,746,970
LeCroy Corporation *	80,900		1,917,330
MicroStrategy, Inc. *	13,500		954,720
			5,689,900
Energy - 4.9%
Atwood Oceanics, Inc. *	28,000		1,925,000
Noble Corporation *f	21,700		1,238,419
			3,163,419
Financial Institutions - 3.1%
Affiliated Managers Group, Inc. *	13,700		887,212
Investors Financial Services Corp.	22,900		1,147,748
			2,034,960

Security Description	Shares	Value

COMMON STOCKS (continued) - 99.9%
Financial Services & Software - 5.2%
Alliance Data Systems Corporation *	25,800	$ 1,017,810
Calamos Asset Management, Inc. - Class A *	38,000	1,077,680
CB Richard Ellis Group, Inc. *	35,800	1,291,664
		3,387,154
Healthcare Products - 8.3%
Arthrocare Corporation *	29,600	853,072
Bone Care International, Inc. *	55,800	1,509,948
CardioDynamics International Corporation *	143,900	631,721
Fisher Scientific International Inc. *	18,300	1,109,895
The Cooper Companies, Inc.	15,500	1,276,425
		5,381,061
Healthcare Services - 12.5%
Amedisys, Inc. *	42,700	1,363,838
Beverly Enterprises, Inc. *	144,800	1,737,600
Caremark Rx, Inc. *	31,700	1,213,476
Covance Inc. *	26,700	1,167,057
Express Scripts, Inc. *	14,900	1,121,821
Psychiatric Solutions, Inc. *	39,700	1,580,854
		8,184,646
Healthcare Technology - 5.2%
Aspect Medical Systems, Inc. *	42,400	914,992
ImClone Systems Incorporated *	25,100	1,110,926
NuVasive, Inc. *	105,900	1,359,756
		3,385,674
Media - 1.5%
Jupitermedia Corporation *	70,700	950,208
Technology Services & Software - 8.4%
Aladdin Knowledge Systems *f	28,000	587,440
Benchmark Electronics, Inc. *	35,000	1,138,200
Infocrossing, Inc. *	34,000	637,840
Telvent GIT, S.A. *f	110,800	1,182,236
VeriSign, Inc. *	15,400	422,268
Websense, Inc. *	25,600	1,532,160
		5,500,144
Transportation - 5.8%
J.B. Hunt Transport Services, Inc.	26,600	1,255,254
Old Dominion Freight Line, Inc. *	34,200	1,201,788
Overnite Corp.	39,700	1,348,609
		3,805,651
TOTAL COMMON STOCKS (Cost $55,779,483)		65,176,136

SHORT TERM INVESTMENTS - 0.5%
SEI Daily Income Trust Government Fund - Class B	143,466	143,466
SEI Daily Income Trust Treasury Fund - Class B	143,467	143,467
TOTAL SHORT TERM INVESTMENTS (Cost $286,933)		286,933
Total Investments (Cost $56,066,416) - 100.4%		65,463,069
Liabilities in Excess of Other Assets - (0.4)%		(236,054)
TOTAL NET ASSETS - 100.0%		$ 65,227,015

* Non Income Producing
f Foreign Issued Security

BRAZOS MUTUAL FUNDS - MICRO CAP PORTFOLIO
Portfolio of Investments (Unaudited)		February 28, 2005

Security Description	Shares		Value

COMMON STOCKS - 99.4%
Basic Resources (non-energy) - 4.6%
Dynamic Materials Corporation *	83,000		$ 1,741,340
Pioneer Companies, Inc. *	122,500		3,283,000
Terra Industries, Inc. *	283,600		2,319,848
			7,344,188
Business Services - 9.7%
American Ecology Corporation *	215,200		2,664,176
Euronet Worldwide, Inc. *	120,900		3,132,519
Flanders Corporation *	260,800		2,727,968
Labor Ready, Inc. *	170,100		3,194,478
Portfolio Recovery Associates, Inc. *	96,400		3,638,136
			15,357,277
Consumer Durables - 2.0%
Building Material Holding Corporation	66,800		3,082,152
Consumer Merchandising - 1.9%
Celebrate Express, Inc. *	156,500		2,973,500
Consumer Non Durables - 1.5%
Parlux Fragrances, Inc. *	93,800		2,328,116
Consumer Services - 4.8%
Bright Horizons Family Solutions, Inc. *	46,910		3,231,161
Central European Distribution Corporation *	58,900		2,268,828
Century Casinos, Inc. *	238,900		2,095,153
			7,595,142
Defense - 7.3%
American Science and Engineering, Inc. *	71,100		3,173,904
ARGON ST, Inc. *	56,800		1,850,544
Essex Corporation *	88,400		1,694,628
MTC Technologies, Inc. *	42,300		1,353,177
SI International, Inc. *	134,100		3,410,163
			11,482,416
Electronic Components - 3.2%
Microsemi Corporation *	110,200		1,791,852
Microtune, Inc. *	326,900		1,601,810
PLX Technology, Inc. *	143,200		1,725,560
			5,119,222
Electronic Technology - 7.7%
Ixia *	216,300		3,895,563
LeCroy Corporation *	251,400		5,958,180
Mattson Technology, Inc. *	245,100		2,401,980
			12,255,723
Energy - 7.3%
Atwood Oceanics, Inc. *	68,900		4,736,875
Hornbeck Offshore Services, Inc. *	91,900		2,129,323
Penn Virginia Corporation	46,500		2,271,060
Pioneer Drilling Company *	186,000		2,397,540
			11,534,798

Security Description	Shares	Value

COMMON STOCKS (continued) - 99.4%
Financial Services & Software - 3.5%
Calamos Asset Management, Inc. - Class A *	126,100	$ 3,576,196
GFI Group Inc. *	78,500	2,004,105
		5,580,301
Healthcare Products - 7.9%
Arthrocare Corporation *	107,800	3,106,796
Bioenvision, Inc. *	160,000	1,224,000
Bone Care International, Inc. *	136,600	3,696,396
CardioDynamics International Corporation *	357,100	1,567,669
Connetics Corporation *	81,600	2,019,600
Medarex, Inc. *	103,900	878,994
		12,493,455
Healthcare Services - 9.4%
Amedisys, Inc. *	104,500	3,337,730
Health Grades, Inc. *	253,500	1,115,400
HealthExtras, Inc. *	150,400	2,440,992
Medcath Corporation *	140,500	3,988,795
Psychiatric Solutions, Inc. *	100,700	4,009,874
		14,892,791
Healthcare Technology - 8.2%
Aspect Medical Systems, Inc. *	162,300	3,502,434
Isolagen Inc. *	302,800	2,274,028
Lexicon Genetics Incorporated *	289,600	1,650,720
NuVasive, Inc. *	252,000	3,235,680
Nuvelo, Inc. *	154,000	1,196,580
Prana Biotechnology Limited - ADR *	292,700	1,159,092
		13,018,534
Media - 1.7%
Jupitermedia Corporation *	197,500	2,654,400
Technology Services & Software - 8.7%
Aladdin Knowledge Systems *f	175,400	3,679,892
Infocrossing, Inc. *	82,800	1,553,328
Niku Corporation *	74,500	1,572,695
Perficient, Inc. *	126,600	1,123,069
Phoenix Technologies Ltd *	281,500	2,803,740
Telvent GIT, S.A. *f	286,100	3,052,687
		13,785,411
Telecommunications - 1.5%
Catapult Communications Corporation *	95,800	2,299,200
Traditional Heavy Industry - 4.6%
Bucyrus International, Inc. - Class A	72,300	3,139,989
Olympic Steel, Inc. *	58,000	1,475,520
Oregon Steel Mills, Inc. *	88,600	2,579,146
		7,194,655
Transportation - 3.9%
Old Dominion Freight Line, Inc. *	113,625	3,992,782
Rush Enterprises, Inc. - Class B *	132,000	2,183,280
		6,176,062
TOTAL COMMON STOCKS (Cost $127,732,666)		157,167,343

Security Description		Shares	Value
SHORT TERM INVESTMENTS - 0.4%
	SEI Daily Income Trust Government Fund - Class B	350,000	$ 350,000
	SEI Daily Income Trust Treasury Fund - Class B	350,001	350,001
TOTAL SHORT TERM INVESTMENTS (Cost $700,001)			700,001
Total Investments (Cost $128,432,667) - 99.8%			157,867,344
Other Assets in Excess of Liabilities - 0.2%			313,127
TOTAL NET ASSETS - 100.0%			$ 158,180,471

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Issued Security

BRAZOS MUTUAL FUNDS - MID CAP PORTFOLIO
Portfolio of Investments (Unaudited)		February 28, 2005

Security Description	Shares		Value

COMMON STOCKS - 99.9%
Basic Resources (non-energy) - 9.3%
Georgia Gulf Corporation	16,600		$ 876,646
Great Lakes Chemical Corporation	26,500		707,550
Lyondell Chemical Company	40,800		1,381,080
NOVA Chemicals Corporation f	17,900		896,790
Olin Corporation	43,100		1,075,345
Potash Corp. of Saskatchewan Inc. f	4,200		373,044
Westlake Chemical Corporation	30,100		1,043,868
			6,354,323
Business Services - 2.5%
Jones Lang LaSalle Incorporated *	20,400		876,588
The Corporate Executive Board Company	13,200		825,660
			1,702,248
Consumer Merchandising - 7.2%
Aaron Rents, Inc.	33,600		687,456
Abercrombie & Fitch Co. - Class A	11,100		596,070
American Eagle Outfitters, Inc.	20,100		1,088,013
Brinker International, Inc. *	27,400		1,037,364
Chico's FAS, Inc. *	31,800		936,510
Pacific Sunwear Of California, Inc. *	22,100		569,296
			4,914,709
Consumer Non Durables - 1.5%
Polo Ralph Lauren Corporation	26,300		1,036,220
Consumer Services - 7.5%
Bright Horizons Family Solutions, Inc. *	2,300		158,424
Career Education Corporation *	9,600		327,840
Corinthian Colleges, Inc. *	48,300		835,107
Harrah's Entertainment, Inc.	20,800		1,364,272
ITT Educational Services, Inc. *	14,100		686,529
MGM Mirage *	24,100		1,787,497
			5,159,669
Defense - 11.7%
CACI International, Inc. - Class A *	21,500		1,160,140
DRS Technologies, Inc. *	33,700		1,392,147
Engineered Support Systems, Inc.	26,600		1,470,448
FLIR Systems, Inc. *	35,500		1,109,375
L-3 Communications Holdings, Inc.	9,700		699,370
SRA International, Inc. - Class A *	13,400		815,122
United Defense Industries, Inc.	25,600		1,400,832
			8,047,434

Security Description	Shares	Value

COMMON STOCKS (continued) - 99.9%
Electronic Components - 8.1%
Advanced Micro Devices, Inc. *	33,100	$ 577,595
Broadcom Corp. - Class A *	31,100	1,002,975
Cypress Semiconductor Corporation *	68,000	957,440
Marvell Technology Group Ltd. *f	18,800	687,892
Microsemi Corporation *	32,100	521,946
NVIDIA Corporation *	37,900	1,098,721
Xilinx, Inc.	23,700	715,740
		5,562,309
Electronic Technology - 4.8%
Avocent Corporation *	20,300	695,478
KLA-Tencor Corporation	11,200	553,392
Lam Research Corporation *	23,100	726,264
MEMC Electronic Materials, Inc. *	56,100	728,178
PMC - Sierra, Inc. *	58,100	578,095
		3,281,407
Energy - 10.0%
Arch Coal, Inc.	22,900	1,021,111
Barrett Bill Corporation *	22,000	688,600
ENSCO International Incorporated	25,600	1,031,168
FMC Technologies, Inc. *	22,000	759,880
National-Oilwell, Inc. *	23,800	1,079,092
Noble Corporation *f	15,200	867,464
Patterson-UTI Energy, Inc. *	27,400	685,000
Transocean, Inc. *f	15,300	741,744
		6,874,059
Financial Institutions - 4.3%
Advance America Cash Advance Centers Inc.	32,800	666,824
Affiliated Managers Group, Inc. *	16,900	1,094,444
Ameritrade Holding Corporation *	62,700	666,501
optionsXpress Holdings Inc. *	30,800	531,300
		2,959,069
Financial Services & Software - 4.6%
Alliance Data Systems Corporation *	17,200	678,540
Calamos Asset Management, Inc. - Class A *	28,200	799,752
CB Richard Ellis Group, Inc. *	27,300	984,984
Investors Financial Services Corp.	13,700	686,644
		3,149,920
Healthcare Products - 6.2%
Arthrocare Corporation *	49,000	1,412,180
Endo Pharmaceuticals Holdings Inc. *	22,300	502,419
Fisher Scientific International Inc. *	11,300	685,345
The Cooper Companies, Inc.	20,100	1,655,235
		4,255,179
Healthcare Services - 11.4%
AMERIGROUP Corporation *	20,800	829,088
Beverly Enterprises, Inc. *	116,800	1,401,600
Caremark Rx, Inc. *	32,700	1,251,756
Centene Corporation *	25,500	850,680
Covance Inc. *	36,100	1,577,931
Express Scripts, Inc. *	18,000	1,355,220
Universal Health Services, Inc.	11,800	556,960
		7,823,235

Security Description	Shares	Value

COMMON STOCKS (continued) - 99.9%
Healthcare Technology - 0.5%
Medarex, Inc. *	44,500	$ 376,470
Media - 2.0%
Getty Images, Inc. *	19,600	1,398,264
Technology Services & Software - 2.9%
Macromedia, Inc. *	18,900	640,521
Quest Software, Inc. *	46,700	633,719
VeriSign, Inc. *	25,600	701,952
		1,976,192
Telecommunications - 2.0%
Harris Corporation	14,900	993,830
Tekelec *	21,200	359,976
		1,353,806
Traditional Heavy Industry - 1.8%
Pentair, Inc.	29,300	1,214,192
Transportation - 1.6%
J.B. Hunt Transport Services, Inc.	22,900	1,080,651
TOTAL COMMON STOCKS (Cost $62,183,750)		68,519,356

SHORT TERM INVESTMENTS - 1.4%
SEI Daily Income Trust Government Fund - Class B	488,690	488,690
SEI Daily Income Trust Treasury Fund - Class B	488,691	488,691
TOTAL SHORT TERM INVESTMENTS (Cost $977,381)		977,381
Total Investments (Cost $63,161,131) - 101.3%		69,496,737
Liabilities in Excess of Other Assets - (1.3)%		(876,334)
TOTAL NET ASSETS - 100.0%		$ 68,620,403

* Non Income Producing
f Foreign Issued Security

BRAZOS MUTUAL FUNDS - SMALL CAP PORTFOLIO
Portfolio of Investments (Unaudited)		February 28, 2005

Security Description	Shares		Value

COMMON STOCKS - 98.9%
Basic Resources (non-energy) - 7.6%
Georgia Gulf Corporation	45,600		$ 2,408,136
Great Lakes Chemical Corporation	62,500		1,668,750
Olin Corporation	64,200		1,601,790
Westlake Chemical Corporation	99,100		3,436,788
			9,115,464
Business Services - 9.6%
Euronet Worldwide, Inc. *	37,200		963,852
Jones Lang LaSalle Incorporated *	32,100		1,379,337
Labor Ready, Inc. *	104,745		1,967,111
Monster Worldwide Inc. *	50,700		1,462,695
MPS Group, Inc. *	79,990		859,093
Portfolio Recovery Associates, Inc. *	65,900		2,487,066
The Corporate Executive Board Company	36,590		2,288,704
			11,407,858
Consumer Merchandising - 1.3%
Aaron Rents, Inc.	75,602		1,546,817
Consumer Services - 5.7%
Bright Horizons Family Solutions, Inc. *	13,703		943,863
Corinthian Colleges, Inc. *	116,600		2,016,014
ITT Educational Services, Inc. *	42,800		2,083,932
Shuffle Master, Inc. *	53,925		1,766,583
			6,810,392
Defense - 7.6%
CACI International, Inc. - Class A *	14,100		760,836
DRS Technologies, Inc. *	45,100		1,863,081
FLIR Systems, Inc. *	93,496		2,921,750
SI International, Inc. *	70,000		1,780,100
SRA International, Inc. - Class A *	27,600		1,678,908
			9,004,675
Electronic Components - 3.1%
Microsemi Corporation *	115,400		1,876,404
Microtune, Inc. *	174,000		852,600
PLX Technology, Inc. *	78,800		949,540
			3,678,544
Electronic Technology - 6.9%
Extreme Networks, Inc. *	309,700		1,802,454
Ixia *	126,700		2,281,867
Mattson Technology, Inc. *	135,200		1,324,960
MicroStrategy, Inc. *	24,800		1,753,856
PMC - Sierra, Inc. *	101,900		1,013,905
			8,177,042

Security Description	Shares	Value

COMMON STOCKS (continued) - 98.9%
Energy - 7.2%
Arch Coal, Inc.	40,514	$ 1,806,519
Atwood Oceanics, Inc. *	16,900	1,161,875
Barrett Bill Corporation *	34,400	1,076,720
Hornbeck Offshore Services, Inc. *	77,700	1,800,309
Quicksilver Resources Inc. *f	39,400	1,961,332
Todco - Class A *	28,600	720,434
		8,527,189
Financial Institutions - 4.5%
Advance America Cash Advance Centers Inc.	68,100	1,384,473
Affiliated Managers Group, Inc. *	46,700	3,024,292
optionsXpress Holdings Inc. *	53,500	922,875
		5,331,640
Financial Services & Software - 6.2%
Calamos Asset Management, Inc. - Class A *	99,700	2,827,492
CB Richard Ellis Group, Inc. *	82,800	2,987,424
GFI Group Inc. *	63,100	1,610,943
		7,425,859
Healthcare Products - 10.7%
Arthrocare Corporation *	79,400	2,288,308
Bioenvision, Inc. *	118,800	908,820
Bone Care International, Inc. *	76,600	2,072,796
CardioDynamics International Corporation *	134,600	590,894
Connetics Corporation *	55,800	1,381,050
Medarex, Inc. *	76,600	648,036
Symmetry Medical Inc. *	104,200	2,166,318
The Cooper Companies, Inc.	32,666	2,690,045
		12,746,267
Healthcare Services - 7.8%
Centene Corporation *	33,300	1,110,888
Covance Inc. *	55,200	2,412,792
HealthExtras, Inc. *	59,700	968,931
Medcath Corporation *	65,900	1,870,901
Psychiatric Solutions, Inc. *	72,600	2,890,932
		9,254,444
Healthcare Technology - 5.4%
Aspect Medical Systems, Inc. *	66,700	1,439,386
Isolagen Inc. *	134,000	1,006,340
Lexicon Genetics Incorporated *	102,500	584,250
NuVasive, Inc. *	119,900	1,539,516
Nuvelo, Inc. *	114,900	892,773
Telik, Inc. *	52,400	989,312
		6,451,577
Media - 0.9%
Jupitermedia Corporation *	80,500	1,081,920

Security Description	Shares	Value

COMMON STOCKS (continued) - 98.9%
Technology Services & Software - 9.2%
Aladdin Knowledge Systems *f	99,100	$ 2,079,118
Benchmark Electronics, Inc. *	62,500	2,032,500
Hyperion Solutions Corp. *	38,900	1,963,672
Infocrossing, Inc. *	62,500	1,172,500
Niku Corporation *	50,700	1,070,277
Websense, Inc. *	45,019	2,694,387
		11,012,454
Telecommunications - 1.4%
Tekelec *	100,800	1,711,584
Traditional Heavy Industry - 1.9%
Bucyrus International, Inc. - Class A	52,900	2,297,447
Transportation - 1.9%
Overnite Corp.	66,400	2,255,608
TOTAL COMMON STOCKS (Cost $103,166,593)		117,836,781

SHORT TERM INVESTMENTS - 1.9%
SEI Daily Income Trust Government Fund - Class B	1,131,139	1,131,139
SEI Daily Income Trust Treasury Fund - Class B	1,131,139	1,131,139
TOTAL SHORT TERM INVESTMENTS (Cost $2,262,278)		2,262,278
Total Investments (Cost $105,428,871) - 100.8%		120,099,059
Liabilities in Excess of Other Assets - (0.8)%		(930,168)
TOTAL NET ASSETS - 100.0%		$ 119,168,891

* Non Income Producing
f Foreign Issued Security

BRAZOS MUTUAL FUNDS - REAL ESTATE PORTFOLIO
Portfolio of Investments (Unaudited)		February 28, 2005

Security Description	Shares		Value
REIT STOCKS - 98.6%
Apartments - 17.0%
America First Apartment Investors, Inc. *	820		$ 9,856
Amli Residential Properties Trust	1,810		49,992
Apartment Investment & Management Co.	7,460		285,420
Archstone-Smith Trust	15,550		526,057
Associated Estates Realty Corp. *	1,390		13,705
AvalonBay Communities, Inc.	5,690		395,455
BRE Properties, Inc.	3,970		155,624
Camden Property Trust	3,140		145,696
Cornerstone Realty Income Trust, Inc.	4,220		39,626
Equity Residential	22,270		730,679
Essex Property Trust, Inc.	1,630		117,490
Gables Residential Trust	2,300		80,914
Home Properties, Inc.	2,640		106,735
Mid-America Apartment Communities, Inc.	1,550		58,218
Post Properties, Inc.	3,000		96,750
Summit Properties, Inc.	2,470		77,558
Town & Country Trust	1,310		34,872
United Dominion Realty Trust, Inc.	10,440		230,724
			3,155,371
Diversified - 8.0%
Bedford Property Investors	1,160		27,040
Capital Automotive REIT	3,380		112,554
Colonial Properties Trust	2,060		74,963
Correctional Properties Trust *	860		22,601
Crescent Real Estate Equities Co.	7,310		119,153
Entertainment Properties Trust	1,810		74,210
Equity Lifestyle Properties, Inc.	1,530		51,408
Getty Realty Corp.	1,560		41,855
Investors Real Estate Trust	3,290		32,505
Lexington Corporate Properties Trust	3,810		83,896
Mission West Properties Inc. *	1,420		15,393
One Liberty Properties, Inc. *	610		11,663
PS Business Parks, Inc.	1,550		64,325
Sizeler Property Investors, Inc. *	990		11,880
Trustreet Properties, Inc.	1,770		31,329
Vornado Realty Trust	9,030		620,361
Washington Real Estate Investment Trust	3,290		96,068
			1,491,204
Healthcare - 5.4%
Health Care Property Investors, Inc.	10,480		264,096
Health Care REIT, Inc.	4,130		141,659
Healthcare Realty Trust, Inc.	3,750		138,000
National Health Realty, Inc. *	560		10,198
Nationwide Health Properties, Inc.	5,240		108,415
OMEGA Healthcare Investors, Inc.	3,960		45,540
Senior Housing Properties Trust	4,860		87,091

Security Description	Shares	Value
REIT STOCKS (continued) - 98.6%
Healthcare (continued) - 5.4%
Universal Health Realty Income Trust *	880	$ 26,453
Ventas, Inc.	6,650	171,703
Windrose Medical Properties Trust *	910	12,813
		1,005,968
Hotels - 0.1%
Ashford Hospitality Trust, Inc.	2,200	22,242
Industrial - 7.9%
AMB Property Corp.	6,530	253,495
Catellus Development Corp.	8,110	223,917
CenterPoint Properties Trust	3,840	168,038
EastGroup Properties, Inc.	1,650	63,921
First Industrial Realty Trust, Inc.	3,360	139,742
First Potomac Realty Trust *	1,110	24,786
Monmouth Real Estate Investment Corp. - Class A *	1,230	10,455
ProLogis	14,480	575,725
		1,460,079
Lodging/Resorts - 5.0%
Boykin Lodging Co. *	1,370	13,138
Equity Inns Inc.	3,990	44,568
FelCor Lodging Trust Inc. *	4,000	50,160
Hersha Hospitality Trust *	1,590	18,683
Highland Hospitality Corp.	3,150	31,972
Hospitality Properties Trust	5,040	209,009
Host Marriott Corp. *	26,090	416,918
Innkeepers USA Trust	3,180	42,453
LaSalle Hotel Properties	2,350	70,829
Winston Hotels, Inc. *	1,970	21,966
		919,696
Manufactured Homes - 0.5%
Affordable Residential Communities	2,740	33,154
American Land Lease, Inc. *	490	11,270
Sun Communities, Inc.	1,380	48,355
United Mobile Homes, Inc. *	550	8,245
		101,024
Mixed: Office/Industrial - 4.5%
Duke Realty Corp.	11,230	355,767
Liberty Property Trust	6,740	279,440
Reckson Associates Realty Corp.	6,340	193,687
		828,894
Office - 19.3%
Alexandria Real Estate Equities, Inc.	1,540	103,149
American Financial Realty Trust	8,730	127,982
Arden Realty, Inc.	5,170	177,589
Boston Properties, Inc.	8,180	489,164
Brandywine Realty Trust	4,220	124,870
CarrAmerica Realty Corp.	4,290	134,062
Corporate Office Properties Trust	2,750	72,738
Cousins Properties, Inc.	3,490	94,684
CRT Properties, Inc.	2,460	55,645
Equity Office Properties Trust	31,770	958,501
Glenborough Realty Trust Incorporated	2,700	53,271

Security Description	Shares	Value
REIT STOCKS (continued) - 98.6%
Office (continued) - 19.3%
Government Properties Trust, Inc. *	1,630	$ 15,599
Highwoods Properties, Inc.	3,600	92,844
HRPT Properties Trust	13,970	177,140
Kilroy Realty Corp.	2,240	94,550
Mack-Cali Realty Corp.	4,790	211,718
Maguire Properties, Inc.	3,390	88,649
Parkway Properties Inc.	1,020	47,971
Prentiss Properties Trust	3,370	118,253
SL Green Realty Corp.	3,200	180,416
Trizec Properties, Inc.	9,580	171,961
		3,590,756
Regional Malls - 14.1%
CBL & Associates Properties, Inc.	2,340	174,353
General Growth Properties, Inc.	17,569	613,158
Glimcher Realty Trust	2,800	72,016
Pennsylvania Real Estate Investment Trust	2,710	110,026
Simon Property Group, Inc.	16,605	1,028,846
Taubman Centers, Inc.	3,830	109,768
The Macerich Co.	4,670	267,171
The Mills Corp.	4,310	232,740
		2,608,078
Shopping Centers - 13.3%
Acadia Realty Trust	2,100	33,390
Cedar Shopping Centers, Inc. *	1,490	21,277
Commercial Net Lease Realty	3,900	73,593
Developers Diversified Realty Corp.	8,080	337,986
Equity One, Inc.	4,320	89,294
Federal Realty Investment Trust	4,100	205,779
Heritage Property Investment Trust	2,780	85,207
Kimco Realty Corp.	7,510	398,856
Kramont Realty Trust	1,810	42,191
New Plan Excel Realty Trust	8,080	211,373
Pan Pacific Retail Properties, Inc.	2,880	167,472
Ramco-Gershenson Properties Trust	1,320	37,356
Realty Income Corp.	6,240	146,765
Regency Centers Corp.	4,930	251,430
Saul Centers, Inc.	1,100	37,950
Tanger Factory Outlet Centers, Inc.	2,150	51,278
Urstadt Biddle Properties - Class A *	1,460	23,710
Weingarten Realty Investors	6,660	245,288
		2,460,195
Storage - 3.5%
Public Storage, Inc.	8,660	472,490
Shurgard Storage Centers, Inc.	3,300	131,142
Sovran Self Storage, Inc.	1,240	50,753
		654,385
TOTAL REIT STOCKS (Cost $15,409,306)		18,297,892

INVESTMENT COMPANIES - 1.5%
Exchange-Traded Funds - 1.5%
iShares Cohen & Steers Realty Majors Index Fund	2,100	269,325
TOTAL INVESTMENT COMPANIES (Cost $263,002)		269,325

Security Description	Shares	Value
SHORT TERM INVESTMENTS - 0.4%
SEI Daily Income Trust Government Fund - Class B	41,360	$ 41,360
SEI Daily Income Trust Treasury Fund - Class B	41,360	41,360
TOTAL SHORT TERM INVESTMENTS (Cost $82,720)		82,720
Total Investments (Cost $15,784,341) - 100.5%		18,649,937
Liabilities in Excess of Other Assets - (0.5)%		(93,849)
TOTAL NET ASSETS - 100.0%		$ 18,556,088

* Non Income Producing

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended, within 90 days of the filing date of the report.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brazos Mutual Funds

By (Signature and Title) /s/Wayne Willems
Wayne Willems, President

Date  4/28/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Wayne Willems
Wayne Willems, President

Date  4/28/2005

By (Signature and Title) /s/Benjamin C. Bell, Jr.
Benjamin C. Bell, Jr., Treasurer

Date  4/28/2005